Fair Value of Financial Assets and Liabilities - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Apr. 01, 2018	Mar. 31, 2018
Financial assets:
Cash and deposits with banks	¥ 56,793,422	¥ 54,645,472	¥ 54,696,069
Call loans and bills bought:
Reverse repurchase agreements and cash collateral on securities borrowed	9,691,156	8,491,703	8,491,703
Investment securities:
Debt instruments at amortized cost	300,338
Loans and advances	88,560,861	84,805,192	85,129,070
Call money and bills sold:
Repurchase agreements and cash collateral on securities lent	13,693,129	12,022,593	12,022,593
Borrowings	10,980,538	10,652,481	10,652,481
Debt securities in issue	11,607,347	¥ 10,569,117	10,569,117
Carrying value [member]
Financial assets:
Cash and deposits with banks	56,793,422		54,696,069
Call loans and bills bought:
Call loans	2,355,346		1,858,802
Bills bought	5,419		23,078
Reverse repurchase agreements and cash collateral on securities borrowed	9,691,156		8,491,703
Investment securities:
Debt instruments at amortized cost	300,338		372,459
Loans and advances	88,560,861		85,129,070
Other financial assets	3,765,020		3,598,642
Financial assets included in assets held for sale	3,127,030		3,098,196
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	87,054,137		84,121,443
Other deposits	44,603,641		44,340,084
Call money and bills sold:
Call money	2,013,278		1,190,929
Bills sold	0		0
Repurchase agreements and cash collateral on securities lent	13,693,129		12,022,593
Borrowings	10,980,538		10,652,481
Debt securities in issue	11,607,347		10,569,117
Other financial liabilities	6,487,134		6,691,042
Financial liabilities included in liabilities directly associated with the assets held for sale	3,511,868		3,371,556
Not carried at fair value [member]
Financial assets:
Cash and deposits with banks	56,792,841		54,708,231
Call loans and bills bought:
Call loans	2,356,678		1,859,176
Bills bought	5,419		23,051
Reverse repurchase agreements and cash collateral on securities borrowed	9,690,946		8,491,858
Investment securities:
Debt instruments at amortized cost	301,425		374,597
Loans and advances	91,060,929		87,538,646
Other financial assets	3,761,578		3,595,216
Financial assets included in assets held for sale	3,258,205		3,224,902
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	87,054,007		84,121,124
Other deposits	44,598,870		44,339,583
Call money and bills sold:
Call money	2,013,272		1,190,936
Bills sold	0		0
Repurchase agreements and cash collateral on securities lent	13,693,129		12,022,593
Borrowings	11,089,724		10,761,610
Debt securities in issue	11,741,443		10,767,745
Other financial liabilities	6,487,098		6,691,016
Financial liabilities included in liabilities directly associated with the assets held for sale	¥ 3,519,909		¥ 3,380,139